Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (245,677)	$ 142,999	$ 359,578
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	457,925	224,051	133,619
Amortization and impairments of content costs	27,522	24,972	15,099
Impairment charges	27,933	21,529	0
Amortization and write-off of original issue discount and deferred financing costs	10,446	10,589	10,635
Equity-based compensation	103,466	64,512	31,598
Income taxes	(70,525)	(10,122)	(17,550)
Equity earnings of affiliates	(1,783)	(9,212)	(7,388)
Distributions from affiliates	8,225	6,499	6,953
Change in fair value of financial instruments	(3,830)	(5,722)	1,008
Change in fair value of contingent liabilities	(130)	2,012	62
Net loss (gain) on foreign currency transactions	6,068	(12,731)	16,612
(Loss) gain on disposal of assets	84,108	0	(5,875)
Net (benefit) provision for allowance for doubtful accounts	(1,412)	5,879	(3,224)
Other, net	573	1,377	1,100
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(66,649)	30,446	(104,895)
Other current assets	17,415	(61,408)	(49,025)
Other noncurrent assets	(255,519)	(112,300)	(27,323)
Deferred costs	366,996	(269,503)	979
Accounts payable and accrued liabilities	308,355	24,859	13,809
Deferred revenue	(258,128)	142,464	(24,532)
Other liabilities	70,705	44,970	43,520
Net cash provided by operating activities	586,084	266,159	394,760
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition, net of cash acquired	0	0	(3,873)
Purchases of property, buildings and equipment and other assets	(118,818)	(93,753)	(43,102)
Investments in affiliates, net	(35,134)	(735)	(875)
Proceeds from the sale of assets	28,365
Proceeds from infrastructure improvement incentives	11,000	0	0
Cash acquired from WWE	0	381,153	0
Payment of deferred consideration in the form of a dividend to former WWE shareholders	0	(321,006)	0
Distributions from affiliates	17	485	141
Related party loans receivable	0	(2,122)	0
Due from parent	(2,674)	0	0
Net proceeds from sale of assets	0	0	15
Net cash (used in) provided by investing activities	(117,244)	(35,978)	(47,694)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of contingent consideration related to acquisitions	(567)	(1,747)	(2,204)
Net transfers from (to) parent	12,320	(43,294)	(962,581)
Distributions of non-controlling interests	(1,237)	(839)	(632)
Related party loans payable	0	311	0
Proceeds from borrowings	2,950,000	142,913	0
Repayment of long-term debt	(2,942,944)	(176,963)	(83,074)
Repurchase of Class A common stock	(165,000)	(100,000)	0
Redemption of profit units	0	0	(2,877)
Payments for financing costs	(8,260)	(286)	0
Taxes paid related to net settlement upon vesting of equity awards	(5,657)	0	0
Proceeds from principal stockholder contributions	6,387	5,807	0
Net cash used in financing activities	(154,958)	(174,098)	(1,051,368)
Effects of exchange rate movements on cash	(7,645)	(235)	(11,595)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	306,237	55,848	(715,897)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	371,846	315,998	1,031,895
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	678,083	371,846	315,998
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	267,508	227,137	118,532
Cash payments for income taxes	98,631	25,638	19,765
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Purchases of property and equipment recorded in accrued expenses and accounts payable	14,090	25,376	5,074
Acquisition of WWE, net of deferred consideration	0	8,111,055	0
Accretion of redeemable non-controlling interests	8,036	0	(1,539)
Capital contribution from parent for equity-based compensation	6,926	18,638	23,744
Contingent consideration provided in connection with acquisitions	0	0	873
Parent buyout of non-controlling interests	0	0	55,882
Investment in affiliates received for business of divestiture	0	0	5,875
Principal stockholder contributions	1,492	9,000	0
Excise taxes on repurchases of common stock	909	0	0
Convertible notes exchanged for common stock	$ 0	$ 4,226	$ 0